Investments in Associates - Investments in Associates (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 23, 2019	Dec. 09, 2019	Jun. 28, 2019	May 31, 2019	May 17, 2019	May 16, 2019	Apr. 18, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Carrying value								$ 6,439.6	$ 5,984.4
Share of profit (loss) of associates								$ (112.8)	169.6
European Run-off
Disclosure of associates [line items]
Fair value of investments in associates									504.6
Total carrying value									$ 442.9
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage								49.00%	49.00%
Share of profit (loss) of associates	$ 350.9
Ambridge Partners LLC
Disclosure of associates [line items]
Share of profit (loss) of associates							$ 10.4
Quess
Disclosure of associates [line items]
Ownership percentage		31.80%
IIFL Securities Limited
Disclosure of associates [line items]
Ownership percentage				35.40%
Fair value of investments in associates				$ 121.9
Eurobank Ergasias S.A
Disclosure of associates [line items]
Ownership percentage					32.40%	18.00%
EXCO Resources, Inc
Disclosure of associates [line items]
Share of profit (loss) of associates			$ (296.3)
Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates								$ 5,609.8	$ 6,494.4
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates								7,151.3	7,200.9
Carrying value								5,111.3	4,360.2
Total carrying value								6,439.6	5,984.4	$ 4,863.0
Share of profit (loss) of associates								(112.8)	169.6
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates								4,154.3	4,521.7
Total carrying value								4,381.8	4,360.2
Investments in associates | Non-insurance companies, Fairfax India
Disclosure of associates [line items]
Fair value of investments in associates								2,267.5
Total carrying value								1,328.3
Investment in associate held for sale
Disclosure of associates [line items]
Fair value of investments in associates								729.5
Fairfax India investments in associates
Disclosure of associates [line items]
Fair value of investments in associates									2,679.2
Total carrying value									1,624.2
Insurance and reinsurance companies | Insurance and reinsurance associates
Disclosure of associates [line items]
Fair value of investments in associates								1,541.5	706.5
Carrying value								1,304.7	492.1
Total carrying value								1,304.7	492.1
Share of profit (loss) of associates								$ 119.3	$ 146.5
Insurance and reinsurance companies | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Ownership percentage								50.00%	50.00%
Fair value of investments in associates								$ 457.9	$ 403.1
Carrying value								336.2	303.9
Total carrying value								336.2	303.9
Share of profit (loss) of associates								$ 6.1	$ 154.8
Insurance and reinsurance companies | Thai Re Public Company Limited
Disclosure of associates [line items]
Ownership percentage								47.10%	47.10%
Fair value of investments in associates								$ 84.9	$ 43.3
Carrying value								35.2	43.3
Total carrying value								35.2	43.3
Share of profit (loss) of associates								$ (12.9)	$ (15.0)
Insurance and reinsurance companies | Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation
Disclosure of associates [line items]
Ownership percentage								35.00%	35.00%
Fair value of investments in associates								$ 41.3	$ 45.2
Carrying value								51.0	48.6
Total carrying value								51.0	48.6
Share of profit (loss) of associates								$ 3.7	$ 2.7
Insurance and reinsurance companies | Singapore Reinsurance Corporation Limited
Disclosure of associates [line items]
Ownership percentage								28.20%	27.80%
Fair value of investments in associates								$ 36.2	$ 35.6
Carrying value								39.2	39.2
Total carrying value								39.2	39.2
Share of profit (loss) of associates								$ 0.5	$ 3.2
Insurance and reinsurance companies | Falcon Insurance PLC
Disclosure of associates [line items]
Ownership percentage								41.20%	41.20%
Fair value of investments in associates								$ 11.5	$ 10.4
Carrying value								11.5	10.4
Total carrying value								11.5	10.4
Share of profit (loss) of associates								$ 1.5	$ 0.5
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage								49.00%	49.00%
Fair value of investments in associates								$ 120.5	$ 122.3
Carrying value								41.8	0.0
Total carrying value								41.8	0.0
Share of profit (loss) of associates								$ 8.8	(7.6)
Insurance and reinsurance companies | RiverStone Barbados
Disclosure of associates [line items]
Ownership percentage								60.00%
Fair value of investments in associates								$ 729.5
Carrying value								729.5	0.0
Total carrying value								729.5
Share of profit (loss) of associates								113.0
Insurance and reinsurance companies | Other Insurance and Reinsurance Investments in Associates
Disclosure of associates [line items]
Fair value of investments in associates								59.7	46.6
Carrying value								60.3	46.7
Total carrying value								60.3	46.7
Share of profit (loss) of associates								(1.4)	7.9
Non-insurance companies
Disclosure of associates [line items]
Fair value of investments in associates								1,527.1
Total carrying value								2,221.9
Non-insurance companies | Non-insurance associates, India
Disclosure of associates [line items]
Fair value of investments in associates								2,706.5	2,803.6
Carrying value								657.5	800.1
Total carrying value								1,985.8	2,191.4
Share of profit (loss) of associates								$ (142.0)	$ 46.8
Non-insurance companies | Quess
Disclosure of associates [line items]
Ownership percentage								33.20%	33.20%
Fair value of investments in associates								$ 366.8	$ 332.1
Carrying value								558.9	704.1
Total carrying value								558.9	704.1
Share of profit (loss) of associates								$ (124.6)	$ (183.2)
Non-insurance companies | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage								54.00%	54.00%
Fair value of investments in associates								$ 1,396.1	$ 1,429.8
Carrying value								0.0	0.0
Total carrying value								642.4	689.3
Share of profit (loss) of associates								$ (30.5)	$ 30.8
Non-insurance companies | IIFL Finance Limited
Disclosure of associates [line items]
Ownership percentage								29.90%	35.40%
Fair value of investments in associates								$ 175.6	$ 221.4
Carrying value								57.7	56.4
Total carrying value								233.6	223.6
Share of profit (loss) of associates								$ 19.9	$ 198.9
Non-insurance companies | Sanmar Chemicals Group
Disclosure of associates [line items]
Ownership percentage								42.90%	42.90%
Fair value of investments in associates								$ 338.6	$ 412.9
Carrying value								0.0	0.0
Total carrying value								128.6	178.7
Share of profit (loss) of associates								$ (48.6)	$ 0.0
Non-insurance companies | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Ownership percentage								49.70%	49.70%
Fair value of investments in associates								$ 214.4	$ 229.3
Carrying value								0.0	0.0
Total carrying value								164.4	157.8
Share of profit (loss) of associates								$ 14.1	$ (4.0)
Non-insurance companies | IIFL Securities Limited
Disclosure of associates [line items]
Ownership percentage								35.30%	35.40%
Fair value of investments in associates								$ 74.3	$ 65.0
Carrying value								32.1	30.8
Total carrying value								125.5	121.1
Share of profit (loss) of associates								$ 9.8	$ 1.6
Non-insurance companies | Seven Islands Shipping Limited
Disclosure of associates [line items]
Ownership percentage								48.50%	48.50%
Fair value of investments in associates								$ 103.6	$ 88.8
Carrying value								0.0	0.0
Total carrying value								100.8	84.7
Share of profit (loss) of associates								17.8	3.0
Non-insurance companies | Other, India
Disclosure of associates [line items]
Fair value of investments in associates								37.1	24.3
Carrying value								8.8	8.8
Total carrying value								31.6	32.1
Share of profit (loss) of associates								0.1	(0.3)
Non-insurance companies | Non-insurance associates, Africa
Disclosure of associates [line items]
Fair value of investments in associates								205.2	285.4
Carrying value								207.2	0.0
Total carrying value								207.2	232.9
Share of profit (loss) of associates								$ (74.2)	$ (41.1)
Non-insurance companies | Helios Fairfax Partners Corporation
Disclosure of associates [line items]
Ownership percentage								32.30%
Fair value of investments in associates								$ 185.9
Carrying value								185.9
Total carrying value								185.9
Share of profit (loss) of associates								$ 0.0
Non-insurance companies | Atlas Mara Limited
Disclosure of associates [line items]
Ownership percentage								50.00%	42.40%
Fair value of investments in associates								$ 19.3	$ 78.1
Carrying value								21.3	0.0
Total carrying value								21.3	82.3
Share of profit (loss) of associates								$ (31.3)	$ (54.0)
Non-insurance companies | AFGRI Proprietary Limited
Disclosure of associates [line items]
Ownership percentage								0.00%	62.80%
Fair value of investments in associates								$ 0.0	$ 141.0
Carrying value								0.0	0.0
Total carrying value									79.6
Share of profit (loss) of associates								$ (18.4)	19.5
Non-insurance companies | Other, Africa
Disclosure of associates [line items]
Ownership percentage								0.00%
Fair value of investments in associates								$ 0.0	66.3
Carrying value									0.0
Total carrying value								0.0	71.0
Share of profit (loss) of associates								(24.5)	(6.6)
Non-insurance companies | Non-insurance associates, Agriculture
Disclosure of associates [line items]
Fair value of investments in associates								49.9	72.7
Carrying value								65.3	156.5
Total carrying value								65.3	156.5
Share of profit (loss) of associates								$ (49.8)	$ (59.0)
Non-insurance companies | Astarta Holding N.V.
Disclosure of associates [line items]
Ownership percentage								28.40%	27.40%
Fair value of investments in associates								$ 49.9	$ 28.9
Carrying value								65.3	115.5
Total carrying value								65.3	115.5
Share of profit (loss) of associates								$ (28.0)	$ (19.1)
Non-insurance companies | Farmers Edge Inc
Disclosure of associates [line items]
Ownership percentage								0.00%	50.40%
Fair value of investments in associates								$ 0.0	$ 43.8
Carrying value								0.0	41.0
Total carrying value								0.0	41.0
Share of profit (loss) of associates								(21.8)	(39.9)
Non-insurance companies | Non-insurance associates, Real estate
Disclosure of associates [line items]
Fair value of investments in associates								132.6	179.8
Carrying value								135.1	173.7
Total carrying value								135.1	173.7
Share of profit (loss) of associates								$ (18.1)	$ 44.0
Non-insurance companies | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%
Fair value of investments in associates								$ 84.3	$ 99.0
Carrying value								84.3	99.0
Total carrying value								84.3	99.0
Share of profit (loss) of associates								(17.9)	49.8
Non-insurance companies | Other, Real estate
Disclosure of associates [line items]
Fair value of investments in associates								48.3	80.8
Carrying value								50.8	74.7
Total carrying value								50.8	74.7
Share of profit (loss) of associates								(0.2)	(5.8)
Non-insurance companies | Non-insurance associates, Other
Disclosure of associates [line items]
Fair value of investments in associates								2,515.6	3,152.9
Carrying value								2,741.5	2,737.8
Total carrying value								2,741.5	2,737.8
Share of profit (loss) of associates								$ 52.0	$ 32.4
Non-insurance companies | Eurobank Ergasias S.A
Disclosure of associates [line items]
Ownership percentage								30.50%	30.50%
Fair value of investments in associates								$ 799.9	$ 1,164.4
Carrying value								1,166.3	1,164.4
Total carrying value								1,166.3	1,164.4
Share of profit (loss) of associates								$ (11.9)	$ 0.0
Non-insurance companies | Atlas Corp
Disclosure of associates [line items]
Ownership percentage								36.70%	32.50%
Fair value of investments in associates								$ 978.9	$ 994.5
Carrying value								900.1	626.9
Total carrying value								900.1	626.9
Share of profit (loss) of associates								$ 116.4	$ 83.8
Non-insurance companies | EXCO Resources, Inc
Disclosure of associates [line items]
Ownership percentage								43.70%	43.30%
Fair value of investments in associates								$ 237.7	$ 238.2
Carrying value								238.5	243.2
Total carrying value								238.5	243.2
Share of profit (loss) of associates								$ (4.6)	$ 21.6
Non-insurance companies | Resolute Forest Products Inc.
Disclosure of associates [line items]
Ownership percentage								30.60%	27.70%
Fair value of investments in associates								$ 161.9	$ 104.0
Carrying value								134.3	207.5
Total carrying value								134.3	207.5
Share of profit (loss) of associates								$ (57.0)	$ (4.9)
Non-insurance companies | APR Energy PLC
Disclosure of associates [line items]
Ownership percentage								0.00%	53.40%
Fair value of investments in associates								$ 0.0	$ 266.2
Carrying value								0.0	189.3
Total carrying value								0.0	189.3
Share of profit (loss) of associates								$ (13.6)	$ (57.0)
Non-insurance companies | Peak Achievement Athletics
Disclosure of associates [line items]
Ownership percentage								42.60%	42.60%
Fair value of investments in associates								$ 171.5	$ 163.9
Carrying value								140.2	104.4
Total carrying value								140.2	104.4
Share of profit (loss) of associates								34.2	(5.1)
Non-insurance companies | Partnerships, trusts and other
Disclosure of associates [line items]
Fair value of investments in associates								165.7	221.7
Carrying value								162.1	202.1
Total carrying value								162.1	202.1
Share of profit (loss) of associates								(11.5)	(6.0)
Non-insurance companies | Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates								5,609.8	6,494.4
Carrying value								3,806.6	3,868.1
Total carrying value								5,134.9	5,492.3
Share of profit (loss) of associates								(232.1)	23.1
Non-insurance companies, Fairfax India | Non-insurance associates, India
Disclosure of associates [line items]
Carrying value								1,328.3	1,391.3
Non-insurance companies, Fairfax India | Bangalore International Airport Limited
Disclosure of associates [line items]
Carrying value								642.4	689.3
Non-insurance companies, Fairfax India | IIFL Finance Limited
Disclosure of associates [line items]
Carrying value								175.9	167.2
Non-insurance companies, Fairfax India | Sanmar Chemicals Group
Disclosure of associates [line items]
Carrying value								128.6	178.7
Non-insurance companies, Fairfax India | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Carrying value								164.4	157.8
Non-insurance companies, Fairfax India | IIFL Securities Limited
Disclosure of associates [line items]
Carrying value								93.4	90.3
Non-insurance companies, Fairfax India | Seven Islands Shipping Limited
Disclosure of associates [line items]
Carrying value								100.8	84.7
Non-insurance companies, Fairfax India | Other, India
Disclosure of associates [line items]
Carrying value								22.8	23.3
Non-insurance companies, Fairfax Africa | Non-insurance associates, Africa
Disclosure of associates [line items]
Carrying value								0.0	232.9
Non-insurance companies, Fairfax Africa | Helios Fairfax Partners Corporation
Disclosure of associates [line items]
Carrying value								0.0
Non-insurance companies, Fairfax Africa | Atlas Mara Limited
Disclosure of associates [line items]
Carrying value								0.0	82.3
Non-insurance companies, Fairfax Africa | AFGRI Proprietary Limited
Disclosure of associates [line items]
Carrying value								0.0	79.6
Non-insurance companies, Fairfax Africa | Other, Africa
Disclosure of associates [line items]
Carrying value								0.0	71.0
Fairfax India and Fairfax Africa | Non-insurance associates
Disclosure of associates [line items]
Carrying value								1,328.3	1,624.2
Fairfax India and Fairfax Africa | Investments in associates
Disclosure of associates [line items]
Carrying value								1,328.3	1,624.2
Portfolio investments
Disclosure of associates [line items]
Fair value of investments in associates								4,154.3	4,521.7
Carrying value								4,381.8	$ 4,360.2
Portfolio investments | Non-insurance companies, Fairfax India
Disclosure of associates [line items]
Fair value of investments in associates								$ 2,791.0